Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($) CHF (SFr) $ / £ $ / $ $ / ¥ $ / €	Dec. 31, 2024 USD ($) CHF (SFr) $ / £ $ / $ $ / ¥ $ / €	Dec. 31, 2023 MXN ($) $ / € $ / ¥ $ / $ $ / SFr $ / £	Dec. 31, 2023 USD ($) $ / € $ / ¥ $ / $ $ / SFr $ / £
Monetary assets and liabilities denominated in foreign currency [line items]
Net position Asset/(Liability)	$ (1,953,045,227)		$ (2,431,724,760)
Exchange rate | $ / $	20.2683	20.2683
U.S. dollar
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 16,359,113		$ 11,165,312
Liabilities		105,786,263		144,817,311
Net position Asset/(Liability)	$ (1,812,536,304)	$ (89,427,150)	$ (2,261,659,127)	$ (133,651,999)
Exchange rate | $ / $	20.2683	20.2683	16.9220	16.9220
Euro
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 1,382		$ 4,472
Liabilities		6,748,800		8,068,957
Net position Asset/(Liability)	$ (141,606,712)	$ (6,747,418)	$ (150,776,031)	$ (8,064,485)
Exchange rate | $ / €	20.9868	20.9868	18.6963	18.6963
Pounds sterling
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 904,818		$ 4,684
Liabilities		454,525		453,213
Net position Asset/(Liability)	$ 11,431,138	$ 450,293	$ (9,672,348)	$ (448,529)
Exchange rate | $ / £	25.3860	25.3860	21.5646	21.5646
Japanese yen
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		80,127,438		80,102,726
Net position Asset/(Liability)	$ (10,328,427)	$ (80,127,438)	$ (9,612,327)	$ (80,102,726)
Exchange rate | $ / ¥	0.1289	0.1289	0.1200	0.1200
Swiss francs
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		220		245
Net position Asset/(Liability)	$ (4,922)	$ (220)	$ (4,927)	$ (245)
Exchange rate	22.3721	22.3721	20.1101	20.1101